S-K 1602(a)(3) Forepart, Sponsor Compensation - USD ($)	Jan. 27, 2026	Oct. 22, 2025
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	15,000
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares		6,708,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars)		$ 25,000
Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	335,938
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,868,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 3,359,380
Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	316,250
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 3,162,500
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 486,875
Sponsor [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	447,500
Sponsor [Member] | All Over-allotment Options [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars)	$ 4,475,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share)	$ 10
Sponsor [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	316,250
BTIG [Member] | Over-allotment Option Exercised [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	150,937
BTIG [Member] | Private Placement Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	131,250